Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Cash paid for interest, net of amounts capitalized	$ 17.2	$ 7.8	$ 9.0
Cash paid for income taxes, net of income tax refunds	29.9	0.9	2.2
Property, plant and equipment acquired with accounts payable	14.2	6.3	4.1
Other non-cash additions of property, plant and equipment	3.0	12.1	1.6
Accounts payable related to equity issuance costs	(0.2)	0.2
Acquisition related contingent consideration		3.1
Non-cash contribution from noncontrolling interests		0.5
Net change in parent advances	$ 4.4